Shareholder Report, Average Annual Return (Details) 195785_Amplify Small-Mid Cap Equity ETF_TF_TSR Annual {TF}	11 Months Ended	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2025
Amplify Small-Mid Cap Equity ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Amplify Small-Mid Cap Equity ETF NAV
Average Annual Return, Percent	1.14%
S&P 1000 Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 1000 Total Return
Average Annual Return, Percent	5.37%